Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 337	$ (5,989)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	17,199	$ 23,284	$ 23,284
Reclassification during the period			2,686
Remeasurement	337		(8,771)
Closing balance	$ 17,536		$ 17,199